Management and assessment of financial risks	12 Months Ended
Dec. 31, 2020
Management and assessment of financial risks
Management and assessment of financial risks

Note 23: Management and assessment of financial risks

Biophytis may find itself exposed to various types of financial risk, including market risk, liquidity risk and credit risk. Biophytis is implementing measures consistent with the size of the Company to minimize the potentially adverse effects of those risks on its financial performance.

Biophytis’ policy prohibits the use of financial instruments for speculative purposes.

Market risk

Interest rate risk

Interest rate risk reflects the Company’s exposure to fluctuations in interest rates in the market.

Changes in interest rate could affect returns achieved on cash and fixed-term deposits but this risk is not considered material given the current low returns on deposits held by the Company.

Change in interest rate could affect the statement of consolidated operations for financial liabilities but this risk is considered as not significant given the implementation by the Company of debts bearing fixed interest rate.

Foreign exchange risk

The major risks linked to foreign exchange rate are considered not significant due to the low level of activity of its foreign subsidiaries.

The Company currently does not use hedging instruments to protect its activity from exchange rate fluctuations. However, any major development in its activity may result in an increase of its exposure to exchange rate risk. Should such increase materialize, the Company may consider adopting an appropriate policy to hedge such risks.

Equity risk

The Company does not hold long or short-term tradable securities on a regulated market. The Company entered into ORNANE agreement with Negma and Atlas providing financing through the issuance of multiple tranches of convertible notes eventually with attached warrants. As part of these agreements, the Company is exposed to changes in the market price of its own shares.

Credit risk

Credit risk is linked to deposits with banks and financial institutions.

The Company seeks to minimize the risk related to banks and financial institutions by placing cash deposits with highly rated financial institutions. The maximum level of the credit risk corresponds to the book value of the financial assets. As outstanding receivables consist primarily of Research Tax Credit "CIR" granted by the French government, the Company does not carry significant credit risk.

Liquidity risk

Since its incorporation, the Company has funded its operations and growth by strengthening its shareholders’ equity through capital increases (including the capital increase realized during its French IPO in July 2015), bank loans and notes, and obtaining public aid for innovation and reimbursement of CIR receivables, including the prefinancing arrangement initiated in 2020.

Significant research and development expenses have been incurred since inception generating negative cash flows from operating activities of €12,057 thousand, €15,051 thousand (as restated) and €9,743 thousand (as restated) for the years ended December 31, 2018, 2019 and 2020, respectively.

The Financial Statements have been approved on a going concern basis by the Board of Directors (refer to Note 3.1).

The Company will continue to have major funding requirements in the future to support the development of its drug candidates. The precise extent of funding required is difficult to predict accurately and will depend in part on factors outside the Company’s control. Areas subject to significant uncertainty include, but are not limited to:

●	The Company's ability to conduct successful clinical trials, including the capacity to recruit patients in a timely-manner for the Company's clinical trials;
●	the change in the regulatory landscape; and
●	the approval for other drugs on the market that may potentially reduce the attractiveness for the Company's drug candidates.

Should the Company find itself unable to finance its own growth through partnership agreements, the Company would be dependent on other sources of financing, including equity and/or debt funding or research grants.